Accounts payables - Summary of Accounts Payables (Detail) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Trade and other current payables [abstract]
Trade payables	€ 4,204	€ 10,112
Accrued liabilities	14,497	10,581
Total	€ 18,701	€ 20,693